ACQUISITION OF M2M BUSINESS OF ANYDATA Schedule of Assets Acquired and Liabilities Assumed (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Oct. 16, 2013
Business Acquisition [Line Items]
Goodwill	$ 103,966	$ 102,718	$ 97,961
M2M Business of ANYDATA [Member]
Business Acquisition [Line Items]
Inventory				1,296
Machinery and equipment				68
Identifiable intangible assets				1,793
Goodwill				2,061
Total Assets Acquired				5,218
Accrued liabilities				22
Fair value of net assets acquired				$ 5,196